Parent Company Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 1,448	$ 974	$ 1,005	$ 921	$ 1,391	$ 1,200	$ 914	$ 906	$ 4,348	$ 4,411	$ (855)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Excess tax (benefit) expense from share-based compensation									(15)	(4)	(9)
Deferred income tax provision (benefit)									(766)	1,183	(1,073)
Net cash provided by operating activities									13,699	17,760	10,157
Cash flows from investing activities:
Purchases of available for sale securities									(45,360)	(36,216)	(54,671)
Proceeds from maturities of and principal repayments on available for sale securities									32,126	32,566	45,275
Proceeds from sales of available for sale securities									9,703	1,109	26,115
Net cash paid for Newport acquisition									0	0	(8,935)
Net cash provided by (used in) investing activities									(136,770)	(2,340)	1,107
Cash flows from financing activities:
Stock options exercised									715	367	94
Common shares repurchased									(7,730)	(651)	(98)
Cash dividends on common stock									(1,914)	(1,475)	(1,227)
Excess tax benefit (expense) from share-based compensation									15	4	9
Net cash provided by (used in) financing activities									124,598	(3,490)	(21,632)
Net change in cash and cash equivalents									1,527	11,930	(10,368)
Cash and cash equivalents at beginning of year				39,251				27,321	39,251	27,321	37,689
Cash and cash equivalents at end of year	40,778				39,251				40,778	39,251	27,321
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)									4,348	4,411	(855)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Equity in undistributed net income of subsidiary									(4,261)	(4,647)	23,920
Excess tax (benefit) expense from share-based compensation									(15)	(4)	(9)
Deferred income tax provision (benefit)									295	1,364	(1,050)
Other, net									132	3,323	211
Net cash provided by operating activities									499	4,447	22,217
Cash flows from investing activities:
Purchases of available for sale securities									(3,014)	(1,973)	0
Proceeds from maturities of and principal repayments on available for sale securities									1,000	3,015	3,165
Proceeds from sales of available for sale securities									0	1,028	0
Net cash paid for Newport acquisition									0	0	(28,272)
Payments received on ESOP note receivable									495	475	455
Investment in subsidiary									550	1,104	655
Net cash provided by (used in) investing activities									(969)	3,649	(23,997)
Cash flows from financing activities:
Stock options exercised									3,278	557	94
Common shares repurchased									(10,293)	(841)	(98)
Cash dividends on common stock									(1,914)	(1,475)	(1,227)
Excess tax benefit (expense) from share-based compensation									15	4	9
Net cash provided by (used in) financing activities									(8,914)	(1,755)	(1,222)
Net change in cash and cash equivalents									(9,384)	6,341	(3,002)
Cash and cash equivalents at beginning of year				$ 12,930				$ 6,589	12,930	6,589	9,591
Cash and cash equivalents at end of year	$ 3,546				$ 12,930				$ 3,546	$ 12,930	$ 6,589